Equity (Changes in Noncontrolling Interests) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Parent [Member]
Subsidiary or Equity Method Investee [Line Items]
(Purchase) / sale of subsidiary shares from noncontrolling interest	$ 8	$ (12)	$ 71